SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Information [Abstract]
Consolidated revenue	$ 4,044,192	$ 1,596,954
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	2,541,824	992,331
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	776,728	300,830
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	560,012	256,911
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 165,628	$ 46,882